10.31 Fidelity Series International Funds Series Combo PRO-06 | Fidelity® Series Emerging Markets Fund
Fund Summary Fund: Fidelity® Series Emerging Markets Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Series Emerging Markets Fund}	10.31 Fidelity Series International Funds Series Combo PRO-06 Fidelity® Series Emerging Markets Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Emerging Markets Fund}	10.31 Fidelity Series International Funds Series Combo PRO-06 Fidelity® Series Emerging Markets Fund Fidelity Series Emerging Markets Fund-Series Class
Management fee	none	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.06%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.01%
[1]	Adjusted to reflect current fees.
[2]	The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014%. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Series Emerging Markets Fund}	10.31 Fidelity Series International Funds Series Combo PRO-06 Fidelity® Series Emerging Markets Fund Fidelity Series Emerging Markets Fund-Series Class USD ($)
1 year	$ 1
3 years	3
5 years	17
10 years	$ 60

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.25%	June 30, 2009
Lowest Quarter Return	-23.81%	September 30, 2011
Year-to-Date Return	31.21%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Series Emerging Markets Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-06 - Fidelity® Series Emerging Markets Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Series Emerging Markets Fund-Series Class				Dec. 09, 2008
Fidelity Series Emerging Markets Fund-Series Class | Return Before Taxes	10.95%	3.12%	9.01%
Fidelity Series Emerging Markets Fund-Series Class | After Taxes on Distributions	10.56%	3.00%	8.30%	Dec. 09, 2008
Fidelity Series Emerging Markets Fund-Series Class | After Taxes on Distributions and Sales	6.51%	2.58%	7.33%	Dec. 09, 2008
MSCI Emerging Markets Index(reflects no deduction for fees, expenses,or taxes)	11.60%	1.64%	8.98%
[1]	From December 9, 2008